Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segment	1
Number of reportable segment	1
Description of CODM	The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM uses consolidated operating loss and net loss to measure segment profit or loss, allocate resources, and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]